UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gartmore Mutual Fund Capital Trust
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Address:   1200 River Road
           Conshohoken, PA   19428
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Form 13F File Number: 28-04903
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Eric Miler
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Title:  Vice President - Associate General Counsel
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Phone:  888-223-2116
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Signature,  Place,  and  Date  of  Signing:

/s/ Eric Miler                    Conshohoken, PA                     11/13/2003
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 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number      Name

28-203         Oppenheimer Management Corporation


                        FORM CONTINUED ON FOLLOWING PAGE

                   Form 13F Gartmore Mutual Fund Summary Page


Report Summary:  13F Notice Filing


List of Other Managers Reporting for this Manager:

13F File Number      Name

28-203               Oppenheimer Management Corporation